Note 5 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2018	2017
Computer software	$124	$248
Computer equipment	197	717
Machinery and equipment	1,784	3,351
Furniture and fixture	78	517
Leasehold improvements	326	638
Equipment held by customers	2,718	2,997
	5,227	8,468
Less: Accumulated depreciation and amortization	(3,155)	(5,564)
Add: Construction-in-progress	6	46
	$2,078	$2,950